FINANCIAL INSTRUMENTS - Cash Flow Hedge Gains (Losses) in Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Currency option contracts	$ (1.2)	$ (11.8)
Gain (loss) reclassified or adjusted from cash flow hedge reserve	7.2	9.7
Time value of option contracts excluded from hedge relationship	1.7	(4.9)
Gain (loss) recognized in cash flow hedge reserve	0.5	(16.7)
Forward contracts | Currency risk
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Currency option contracts	(1.2)	(11.8)
Gain (loss) reclassified or adjusted from cash flow hedge reserve	$ 7.2	$ 9.7